Revenue Recognition (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Products $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Products $ / shares	Dec. 31, 2017 USD ($)
Cumulative effect adjustment to accumulated deficit | $			$ 278
Bellco [Member]
Number of units under first tier royalty receivable | Products	125,000		125,000
First tier royalty per unit | $ / shares	$ 2.10		$ 2.10
Second tier royalty per unit | $ / shares	$ 1.50		1.50
Bellco [Member] | EURO Currency [Member]
First tier royalty per unit | $ / shares			1.75
Second tier royalty per unit | $ / shares			$ 1.25
Bellco [Member] | License Agreement [Member]
Deferred revenue recognized | $				$ 70
Royalty income | $	$ 26	$ 27	$ 101	140
Cumulative effect adjustment to accumulated deficit | $				$ 278